Investment Strategy - ProShares Ultra CRCL	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.Circle Internet Group, Inc. provides infrastructure for stablecoin and blockchain applications and is the issuer of a U.S. dollar-denominated stablecoin (“USDC”) and a euro-denominated stablecoin (“EURC”, and collectively with USDC, “Circle stablecoins”). Stablecoins are a type of digital asset that are issued natively on blockchain networks and designed to maintain a stable value relative to a reference asset, such as U.S. dollars or another fiat currency, or a commodity like gold, or a pool or basket of assets. In some cases, stablecoins seek to maintain a stable value by being backed by assets held in reserve. This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of CRCL. The Fund, ProShares Trust and ProShare Advisor are not affiliated with CRCL. CRCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Circle Internet Group, Inc. is subject to the informational requirements of the Exchange Act and files reports and other information with the Securities and Exchange Commission. Information provided to or filed with the Securities and Exchange Commission by CRCL, pursuant to the Exchange Act, can be located by reference to the Securities and Exchange Commission file number 001-42671 through the Securities and Exchange Commission’s website at www.sec.gov. This information includes reports, proxy and information statements and other information regarding CRCL and Circle Internet Group, Inc. In addition, information regarding Circle Internet Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminateddocuments. The Fund has derived all disclosures contained in this prospectus regarding Circle Internet Group, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Circle Internet Group, Inc. is accurate or complete. CRCL commenced its initial public offering on June 5, 2025. Consequently, public information about the company’s operating history is limited. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Circle Internet Group, Inc. could affect the value of the Fund’s investments with respect to CRCL and therefore the value of the Fund.Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as CRCL. The Fund invests in derivatives as a substitute for investing directly in securities in order to seek returns for a single day that are leveraged (2x) to the returns of CRCL for that day. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in CRCL.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund generally seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund seeks to rebalance its portfolio each day so that its exposure to the CRCL is consistent with the Daily Target. CRCL’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if CRCL has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if CRCL has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.